Investments (Changes in Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 11,773	$ 16,235	$ 8,414
Fixed maturity securities on which noncredit OTTI losses have been recognized	84	36	106
Unrealized investment gains (losses) during the year	2,508	(11,662)	15,521
Unrealized investment gains (losses) relating to:
Future policy benefits	(951)	2,723	(1,988)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	4	(10)
DAC, VOBA and DSI	(157)	673	(756)
Policyholder dividend obligation	(148)	1,372	(1,384)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(28)	(15)	(31)
Deferred income tax benefit (expense)	(472)	2,405	(3,600)
Net unrealized investment gains (losses)	12,606	11,771	16,272
Net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Balance at December 31,	12,631	11,773	16,235
Change in net unrealized investment gains (losses)	833	(4,464)	7,858
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	858	(4,462)	7,821
Changes in Net unrealized gains (losses) attributable to MetLife related to investments, derivatives, DAC, VOBA, DSI, and future policy benefits	$ (304)	$ (1,128)	$ 1,669